Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	¥ 1,049	¥ 2,489
Loans		253,070	284,259
Loans, Loans held for sale		5,623	2,229
Loans, Collateral dependent loans		247,447	282,030
Premises and equipment		5,802	6,072
Intangible assets		169	200
Goodwill			14,032
Other assets		7,276	9,783
Other assets, Investments in equity method investees	[1]	1,546	1,379
Other assets, Other		5,730	8,404
Assets at fair value, Total		267,366	316,835
Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		1,546	2,130
Unfunded commitments related to investment securities valued at net asset value		146	868
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		5,983	6,452
Loans, Collateral dependent loans		5,983	6,452
Assets at fair value, Total		5,983	6,452
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		6,401	8,830
Loans, Loans held for sale		50	50
Loans, Collateral dependent loans		6,351	8,780
Assets at fair value, Total		6,401	8,830
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	1,049	2,489
Loans		240,686	268,977
Loans, Loans held for sale		5,573	2,179
Loans, Collateral dependent loans		235,113	266,798
Premises and equipment		5,802	6,072
Intangible assets		169	200
Goodwill			14,032
Other assets		7,276	9,783
Other assets, Investments in equity method investees	[1]	1,546	1,379
Other assets, Other		5,730	8,404
Assets at fair value, Total		¥ 254,982	¥ 301,553

[1]	Includes investments valued at net asset value of ¥2,130 million and ¥1,546 million at March 31, 2015 and September 30, 2015, respectively. The unfunded commitments related to these investments are ¥868 million and ¥146 million at March 31, 2015 and September 30, 2015, respectively. These investments are in private equity funds.